Cash Generated from Operations - Summary of Cash Flows from Operating Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from (used in) operating activities [abstract]
Profit for the year	₩ 699,274	₩ 719,412	₩ 546,341
Adjustments to reconcile net income
Income tax expense	320,060	314,565	270,656
Interest income	(303,722)	(265,817)	(108,639)
Interest expense	268,773	296,894	302,464
Dividends income	(3,408)	(2,910)	(4,785)
Depreciation	2,567,754	2,735,413	2,802,531
Amortization of intangible assets	660,705	629,526	635,150
Depreciation of right-of-use assets	452,056
Provision for severance benefits	256,525	245,926	218,966
Impairment losses on trade receivables	60,193	113,064	45,704
Share of net profit or loss of associates and joint ventures	3,252	5,912	15,480
Loss(gain) on disposal of associates and joint ventures	30	(3,737)	979
Gain on disposal of right-of-use assets	(1,853)
Impairment loss of associates and joint ventures	0		3,662
Impairment losses on assets held for sale	7,586
Loss on disposal of property and equipment and investment in properties	49,284	68,688	150,293
Loss(gain) on disposal of intangible assets	(1,248)	(4,256)	4,271
Loss on impairment of intangible assets	61,899	12,997	116,095
Loss on foreign currency translation	75,998	68,952	(213,341)
Loss(gain) on valuation and settlement of derivatives, net	(70,482)	(92,210)	268,094
Gain on disposal of financial assets at fair value through profit or loss	(5,115)	(1,712)
Gain on valuation of financial assets at fair value through profit or loss	(4,335)	(10,768)
Gain on disposal of financial assets at amortized cost	43	(44)
Impairment losses on available-for-sale financial assets	0		9
Gain on disposal of available-for-sale financial assets	0		(89,598)
Others	134,848	(55,969)	(251,193)
Changes in operating assets and liabilities
Decrease(increase) in trade receivables	(433,292)	(81,217)	(303,340)
Decrease(increase) in other receivables	(79,130)	356,643	(346,013)
Decrease(increase) in other current assets	984	(123,258)	11,792
Decrease(increase) in other non-current assets	(178,180)	19,556	(43,790)
Decrease(increase) in inventories	240,488	(480,543)	(205,403)
Increase(decrease) in trade payables	44,354	(167,841)	162,110
Increase(decrease) in other payables	(102,375)	(448,301)	214,689
Increase in other current liabilities	43,384	291,548	288,553
Increase(decrease) in other non-current liabilities	(199,547)	144,072	174,618
Decrease(Increase) in provisions	(12,164)	85,946	(12,574)
Decrease(Increase) in deferred revenue	641	48,201	(13,086)
Increase in plan assets	(375,499)	(53,301)	(203,420)
Payment of severance benefits	(119,716)	(153,209)	(118,391)
Cash generated from operations (1+2+3)	₩ 4,058,065	₩ 4,212,222	₩ 4,318,884